Document And Entity Information	12 Months Ended
Feb. 28, 2023 shares
Document Information Line Items
Entity Registrant Name	Karooooo Ltd.
Trading Symbol	KARO
Document Type	20-F
Current Fiscal Year End Date	--02-28
Entity Common Stock, Shares Outstanding	30,951,106
Amendment Flag	false
Entity Central Index Key	0001828102
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb. 28, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40300
Entity Address, Address Line One	1 Harbourfront Avenue
Entity Address, Address Line Two	Keppel Bay Tower #14-07
Entity Incorporation, State or Country Code	U0
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	098632
Title of 12(b) Security	Ordinary shares, no par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1051
Auditor Name	KPMG LLP
Auditor Location	Singapore
Auditor One
Document Information Line Items
Auditor Firm ID	1247
Auditor Name	Ernst & Young LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	17 Kallang Junction #06-05/06
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	339274
Contact Personnel Name	Hoe Shin Goy
City Area Code	+65
Local Phone Number	6255 4151
Contact Personnel Email Address	ir@karooooo.com